SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details) - Office equipment and furniture	6 Months Ended
Apr. 30, 2022
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years